EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings Per Share	Earnings Per Share
(a)Basic earnings (loss) per share computation

	Years ended December 31,
	2024	2023
Numerator
Net earnings (loss) from continuing operations attributable to equity holders	$819.6	$88.7
Net earnings (loss) from discontinued operations attributable to equity holders	$—	$5.6
Net earnings (loss) attributable to equity holders	$819.6	$94.3
Denominator (in millions)
Weighted average number of common shares (basic)	539.8	480.6
Basic earnings (loss) from continuing operations per share attributable to equity holders	$1.52	$0.18
Basic earnings (loss) from discontinued operations per share attributable to equity holders	$—	$0.01
Basic earnings (loss) per share attributable to equity holders	$1.52	$0.19
(b)Diluted earnings (loss) per share computation

	Years ended December 31,
	2024	2023
Denominator (in millions)
Weighted average number of common shares (basic)	539.8	480.6
Dilutive effect of options	0.7	—
Dilutive effect of share units	5.4	4.0
Weighted average number of common shares (diluted)	545.9	484.6
Diluted earnings (loss) from continuing operations per share attributable to equity holders	$1.50	$0.18
Diluted earnings (loss) from discontinued operations per share attributable to equity holders	$—	$0.01
Diluted earnings (loss) per share attributable to equity holders	$1.50	$0.19
Equity instruments excluded from the computation of diluted earnings (loss) per share which could be dilutive in the future were as follows:

	Years ended December 31,
(in millions)	2024	2023
Options	0.2	5.2